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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

5606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%
ALABAMA 0.4%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,330,365
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	1,100,000	1,108,239
Total			2,438,604

ALASKA 0.6%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/32	7.500%	3,665,000	3,573,925

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	1,963,118
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,288,368
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	757,076
01/01/20	5.000%	580,000	581,091
01/01/21	5.000%	1,000,000	1,001,090
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,032,670
Total			7,623,413

CALIFORNIA 14.6%
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,677,806
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	72,482
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Kaiser Permanente
Series 2006A
04/01/39	5.250%	$1,000,000	$985,620
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	565,485
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	945,000	1,043,441
California State Public Works Board Refunding Revenue Bonds Various University of California Projects Series 1993A
06/01/14	5.500%	5,600,000	5,952,856
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,170,220
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	1,075,000	1,095,909
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	750,000	831,742
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	1,250,000	1,319,300
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,106,739
07/01/29	5.000%	1,200,000	1,270,848
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,626,945
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,583,460
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	506,745

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	$6,000,000	$4,504,860
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,127,360
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,051,930
Various Purpose
Series 2005
06/01/35	4.750%	7,500,000	7,250,625
Series 2007
12/01/32	5.000%	2,000,000	2,025,540
06/01/37	5.000%	1,235,000	1,231,357
12/01/37	5.000%	3,000,000	2,991,060
Series 2009
04/01/31	5.750%	15,000,000	16,283,100
Series 2010
03/01/27	5.000%	4,500,000	4,784,895
03/01/30	5.250%	1,000,000	1,048,890
03/01/33	6.000%	5,625,000	6,346,800
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,317,677
Various Purpose
Series 2008
04/01/38	5.000%	3,000,000	2,982,390
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,042
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	4,125,000	4,559,239
Total			86,317,363

COLORADO 3.0%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	1,000,000	730,830
12/01/26	5.000%	500,000	332,950
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	514,440
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
06/01/38	6.125%	$2,750,000	$2,761,743
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	9,969,510
North Range Metropolitan District No. 1 Prerefunded 12/15/11 Limited General Obligation Bonds Series 2001
12/15/31	7.250%	1,815,000	1,865,475
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	648,939
12/15/37	5.500%	820,000	678,927
Total			17,502,814

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,611,445

FLORIDA 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	5,685,000	5,340,659
Broward County School Board Certificate of Participation Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,038,580
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (a)
04/01/20	0.000%	4,360,000	2,889,198
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/32	5.125%	105,000	127,230
Highlands County Health Facilities Authority (b)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	60,902

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	$7,000,000	$6,671,840
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	315,000	319,832
Total			18,448,241

GEORGIA 3.9%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,001,909
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,265,000
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	7,500,000	7,431,750
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011A
03/01/18	5.000%	5,000,000	6,083,750
Total			22,782,409

HAWAII 0.3%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,397,595
Series 2010B
07/01/30	5.625%	280,000	280,846
07/01/40	5.750%	370,000	357,353
Total			2,035,794

ILLINOIS 11.8%
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	1,000,000	1,028,320
Third Lien
Series 2011A
01/01/39	5.750%	1,820,000	1,943,068

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Illinois Finance Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10/01/22	5.625%	$2,500,000	$2,517,725
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,455,299
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,225,540
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,048,890
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,281,494
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	6,890,730
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	11,127,358
University of Chicago
Series 2003A
07/01/25	5.250%	6,770,000	7,217,091
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	10,836,146
Illinois Finance Authority (c)(d)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	0.000%	500,000	5
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06/15/42	5.250%	4,000,000	3,963,480
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,407,867
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,110,500
State of Illinois Unlimited General Obligation Bonds 1st Series 2001 (AGM)
05/01/26	5.250%	8,500,000	8,525,330
Total			69,578,843

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 2.0%
Indiana Finance Authority
Improvement Refunding Revenue Bonds
U.S. Steel Corp.
Series 2010
12/01/26	6.000%	$5,000,000	$4,999,950
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,030,170
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,045,260
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	2,000,000	2,164,140
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	1,050,000	1,011,192
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	625,000	588,844
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (e)
09/01/37	5.700%	1,050,000	925,974
Total			11,765,530

IOWA 0.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,363,478

KANSAS 0.5%
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010 (a)
06/01/21	0.000%	5,250,000	3,059,122

KENTUCKY 3.3%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	3,200,000	3,223,776
Kentucky Economic Development Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	$1,700,000	$1,723,086
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,074,550
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,601,321
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	846,224
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,006,728
Louisville/Jefferson County Metropolitan Government Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	6,000,000	6,102,540
Total			19,578,225

LOUISIANA 4.5%
City of New Orleans Unlimited General Obligation Refunding Bonds Capital Appreciation Series 1991 (AMBAC) (a)
09/01/12	0.000%	6,250,000	6,135,375
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	1,786,103
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	1,500,000	1,610,100
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	4,806,402
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	5,590,000	5,593,186
05/15/39	5.875%	6,540,000	6,457,400
Total			26,388,566

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 1.8%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	$400,000	$409,836
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	869,601
State of Maryland Unlimited General Obligation Bonds State & Local Facilities Loan 2nd Series 2010B
08/01/17	5.000%	7,865,000	9,573,986
Total			10,853,423

MASSACHUSETTS 5.9%
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	2,000,000	2,421,000
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,704,120
01/01/28	5.500%	1,500,000	1,700,100
Unlimited General Obligation Refunding Bonds
Series 2008A
09/01/32	5.000%	15,210,000	16,188,003
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2005A
07/01/31	5.000%	2,000,000	2,289,780
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	675,000	738,038
Broad Institute
Series 2011A
04/01/37	5.250%	5,000,000	5,109,300
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/15/12 Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	410,000	427,527
Revenue Bonds
Milford Regional Medical
Series 2007E
07/15/37	5.000%	2,200,000	1,846,900
Unrefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	1,790,000	1,810,102

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts State Water Pollution Abatement Unrefunded Revenue Bonds Pool Program Series 2004-10
08/01/34	5.000%	$570,000	$586,952
Total			34,821,822

MICHIGAN 0.8%
City of Detroit Revenue Bonds Senior Lien Series 2003A (NPFGC)
07/01/21	5.000%	1,350,000	1,368,792
Michigan Municipal Bond Authority Revenue Bonds School District City of Detroit Series 2005 (AGM)
06/01/19	5.000%	1,500,000	1,557,705
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,694,864
Total			4,621,361

MINNESOTA 4.6%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,033,340
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,135,810
11/15/32	6.750%	1,000,000	1,104,060
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,037,000
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,368,941
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	823,576

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	$2,224,813	$2,333,896
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,359,147
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,040,580
03/01/40	6.500%	700,000	731,087
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,229,544
05/15/36	5.250%	2,180,000	2,064,438
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	4,860,800
Total			27,122,219

MISSISSIPPI 0.5%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,285,250
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	1,600,000	1,785,472
Total			3,070,722

MISSOURI 2.8%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	4,968,500
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	1,000,000	1,008,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of St. Louis Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	$5,000,000	$5,363,450
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,102,720
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,111,320
Total			16,554,430

NEBRASKA 1.3%
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,389,635
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	892,701
Elkhorn School District Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06/15/28	6.000%	500,000	525,195
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,776,465
Total			7,583,996

NEVADA 1.5%
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,305,802
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,063,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07/01/32	4.750%	$3,565,000	$3,592,344
Total			8,961,636

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds Elliot Hospital Obligation Group Series 2009A
10/01/39	6.125%	1,100,000	1,060,719
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08/01/38	6.000%	2,000,000	2,163,280
Total			3,223,999

NEW JERSEY 0.8%
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06/15/18	5.625%	1,750,000	1,750,753
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	1,000,000	999,900
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/37	6.000%	2,175,000	2,269,373
Total			5,020,026

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,395,767

NEW YORK 5.3%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,515,600
City of New York
Unlimited General Obligation Bonds
Series 2011A-1
08/01/28	5.000%	4,000,000	4,406,600
Subordinated Series 2006J-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
06/01/25	5.000%	$1,500,000	$1,650,690
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11/15/22	5.000%	2,500,000	2,694,325
Series 2009B
11/15/34	5.000%	500,000	522,195
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,009,250
New York State Dormitory Authority
Personal Income Tax Revenue Bonds
Education
Series 2006C
12/15/31	5.000%	4,250,000	4,477,460
Revenue Bonds
Columbia University
Series 2007C
07/01/29	5.000%	1,250,000	1,359,787
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,413,880
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/29	4.750%	1,500,000	1,554,795
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,066,000
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	665,256
Total			31,335,838

NORTH CAROLINA 1.3%
City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G
06/01/28	5.000%	1,750,000	1,786,925
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2010C
05/01/18	5.000%	5,000,000	6,113,300
Total			7,900,225

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.5%
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07/01/15	5.250%	$625,000	$685,031
07/01/25	5.125%	2,250,000	2,263,230
Total			2,948,261
OHIO 1.5%
Cleveland State University Revenue Bonds Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	1,500,000	1,602,120
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,093,850
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,383,628
Total			9,079,598
OREGON 0.7%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,612,275
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A
07/01/24	4.800%	2,580,000	2,595,145
Total			4,207,420
PENNSYLVANIA 1.9%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	5,115,000	4,509,435
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,517,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	$1,000,000	$985,220
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/43	6.000%	750,000	736,350
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,025,520
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	743,778
Total			11,518,103
PUERTO RICO —%
Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I (f)
07/01/33	5.250%	20,000	22,609

RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	2,000,000	2,023,480
04/01/33	4.850%	2,985,000	2,987,597
Total			5,011,077
SOUTH CAROLINA 0.7%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	2,500,000	2,625,850
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,000,000	1,240,710
Total			3,866,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 3.3%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07/01/45	6.200%	$1,100,000	$1,111,803
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	562,667
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011
01/01/41	6.000%	5,580,000	5,327,449
City of Austin Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,103,860
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	3,000,000	3,247,320
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,453,814
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	515,905
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	819,088
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A
11/15/44	8.250%	3,000,000	3,045,720
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	510,045
Total			19,697,671

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA 0.6%
City of Hampton Prerefunded 01/15/13 Revenue Bonds Series 2002 (AMBAC)
01/15/28	5.125%	$1,800,000	$1,917,558
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,300,000	1,441,687
Total			3,359,245

WASHINGTON 4.0%
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	2,900,000	3,251,016
Energy Northwest (a)
Refunding Revenue Bonds
Capital Appreciation
Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	10,220,658
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,052,230
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,068,999
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,057,739
Washington State Housing Finance Commission Revenue Bonds Skyline At First Hill Project Series 2007A
01/01/38	5.625%	5,000,000	3,210,700
Total			23,861,342

WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (b)
12/01/38	5.375%	900,000	910,053

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 4.2%
Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/27	6.125%	$475,000	$492,295
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,329,520
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,109,024
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,409,884
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,625,596
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	5,673,862
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,081,600
Total			24,721,781

WYOMING 0.1%
Wyoming Municipal Power Agency Revenue Bonds Series 2009A
01/01/36	5.000%	700,000	721,175
Total Municipal Bonds (Cost: $541,493,852)			$568,458,131

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.4%
MASSACHUSETTS 0.2%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Baystate Medical Center, Inc. Series 2009 VRDN (JPMorgan Chase Bank) (b)(g)
07/01/44	0.160%	$1,200,000	$1,200,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

MISSOURI 0.2%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (b)(g)
12/01/20	0.160%	$1,000,000	$1,000,000

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority Revenue Bonds Wentworth-Douglass Hospital VRDN Series 2011 (TD Bank) (b)(g)
01/01/31	0.150%	4,000,000	4,000,000

OREGON 0.3%
Yamhill County Hospital Authority Refunding Revenue Bonds Friendsview Manor VRDN Series 2007 (U.S. Bank) (b)(g)
12/01/34	0.160%	2,000,000	2,000,000

Total Floating Rate Notes (Cost: $8,200,000)			$8,200,000

Municipal Bonds Held in Trust 1.5%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(e)(h)
11/15/36	5.500%	$4,000,000	$4,483,760

NORTH CAROLINA 0.7%
North Carolina Capital Facilities Finance Agency Revenue Bonds Duke University Project Series 2009B (b)(e)(h)
10/01/38	5.000%	4,000,000	4,280,920

Total Municipal Bonds Held in Trust (Cost: $8,513,599)			$8,764,680

Total Investments (Cost: $558,207,451) (i)			$585,422,811(j	)
Other Assets & Liabilities, Net			6,501,447

Total Net Assets			$591,924,258

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $5, representing less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2011 was as follows:

Security	Acquisition Dates	Cost
Illinois Finance Authority
Revenue Bonds
Sedgebrock, Inc. Facility
Series 2007 A
0.000% 2012	01-13-2011	$356,470

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2011, the value of these securities amounted to $5, which represents less than 0.01% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $9,690,654 or 1.64% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At August 31, 2011, the value of these securities amounted to $22,609 or less than 0.01% of net assets.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(i)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $558,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,043,000
Unrealized Depreciation	(3,828,000)
Net Unrealized Appreciation	$27,215,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                                                Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                                                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$ —	$ 568,458,131	$ —	$ 568,458,131

Municipal Bonds Held in Trust	—	8,764,680	—	8,764,680
Total Bonds	—	577,222,811	—	577,222,811

Short-Term Securities
Floating Rate Notes	—	8,200,000	—	8,200,000
Total Short-Term Securities	—	8,200,000	—	8,200,000
Total	$ —	$ 585,422,811	$ —	$ 585,422,811

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Opportunity Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 21.9%
Auto Components 1.8%
Gentex Corp.	217,891	$5,653,182
Lear Corp.	169,401	8,093,980
Total		13,747,162
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. (a)(b)	12,927	4,050,934
Ctrip.com International Ltd., ADR (a)(b)(c)	209,670	8,747,432
Marriott International, Inc., Class A	1	24
Panera Bread Co., Class A (a)(b)	67,321	7,752,013
Wynn Resorts Ltd.	45,862	7,095,769
Total		27,646,172
Household Durables 1.5%
Tempur-Pedic International, Inc. (a)	206,765	12,041,994
Internet & Catalog Retail 1.8%
Netflix, Inc. (a)(b)	28,532	6,705,305
priceline.com, Inc. (a)(b)	14,435	7,755,348
Total		14,460,653
Leisure Equipment & Products 0.6%
Polaris Industries, Inc. (b)	40,642	4,465,337
Media 2.0%
CBS Corp., Class B Non Voting	159,318	3,990,916
Discovery Communications, Inc., Class A (a)(b)	127,014	5,370,152
DISH Network Corp., Class A (a)	165,121	4,104,908
Lamar Advertising Co., Class A (a)(b)	117,538	2,457,719
Total		15,923,695
Multiline Retail 0.9%
Nordstrom, Inc.	153,301	6,969,063
Specialty Retail 5.9%
Abercrombie & Fitch Co., Class A (b)	110,341	7,018,791
Advance Auto Parts, Inc.	63,630	3,863,614
Bed Bath & Beyond, Inc. (a)	116,256	6,610,316
Dick’s Sporting Goods, Inc. (a)	109,669	3,852,672
Limited Brands, Inc.	203,779	7,690,619
Tiffany & Co.	77,712	5,592,156
TJX Companies, Inc.	150,072	8,196,933
Ulta Salon Cosmetics & Fragrance, Inc. (a)	67,489	3,987,250
Total		46,812,351

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 3.9%
Coach, Inc.	70,995	$3,991,339
Deckers Outdoor Corp. (a)(b)	60,096	5,346,140
Fossil, Inc. (a)	91,886	8,877,106
Lululemon Athletica, Inc. (a)	112,863	6,176,992
Warnaco Group, Inc. (The) (a)	122,877	6,555,488
Total		30,947,065
TOTAL CONSUMER DISCRETIONARY		173,013,492
CONSUMER STAPLES 5.0%
Food & Staples Retailing 0.5%
Whole Foods Market, Inc.	66,129	4,366,498
Food Products 2.8%
Green Mountain Coffee Roasters, Inc. (a)(b)	107,224	11,230,642
HJ Heinz Co. (b)	85,465	4,498,877
Mead Johnson Nutrition Co.	95,759	6,822,829
Total		22,552,348
Personal Products 1.7%
Herbalife Ltd. (c)	234,457	13,082,701
TOTAL CONSUMER STAPLES		40,001,547
ENERGY 11.1%
Energy Equipment & Services 4.2%
Cameron International Corp. (a)(b)	250,734	13,028,139
Complete Production Services, Inc. (a)	138,448	4,023,299
Ensco PLC, ADR (c)	122,679	5,920,488
Oil States International, Inc. (a)	69,264	4,576,965
Tidewater, Inc.	99,915	5,355,444
Total		32,904,335
Oil, Gas & Consumable Fuels 6.9%
Concho Resources, Inc. (a)	109,652	9,534,241
Consol Energy, Inc.	87,230	3,982,922
Continental Resources, Inc. (a)(b)	199,744	11,163,692
Denbury Resources, Inc. (a)	241,008	3,844,078
HollyFrontier Corp.	62,916	4,514,852
Peabody Energy Corp. (b)	154,325	7,531,060
Southwestern Energy Co. (a)	147,418	5,594,513
Whiting Petroleum Corp. (a)	83,649	3,940,704
World Fuel Services Corp. (b)	132,768	4,931,004
Total		55,037,066
TOTAL ENERGY		87,941,401

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 6.9%
Capital Markets 2.1%
Affiliated Managers Group, Inc. (a)	128,118	$11,166,765
T Rowe Price Group, Inc. (b)	103,926	5,557,962
Total		16,724,727
Consumer Finance 0.8%
Discover Financial Services (b)	249,212	6,270,174
Diversified Financial Services 1.3%
IntercontinentalExchange, Inc. (a)	39,349	4,641,215
Moody’s Corp. (b)	178,003	5,487,832
Total		10,129,047
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc.	79,329	4,739,908
Plum Creek Timber Co., Inc. (b)	151,632	5,757,467
Total		10,497,375
Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	101,569	6,795,982
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	170,253	3,992,433
TOTAL FINANCIALS		54,409,738
HEALTH CARE 13.8%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. (a)	144,433	8,369,170
Dendreon Corp. (a)	330,136	4,054,070
Total		12,423,240
Health Care Equipment & Supplies 1.8%
Gen-Probe, Inc. (a)	64,483	3,867,045
Intuitive Surgical, Inc. (a)	15,966	6,088,634
Varian Medical Systems, Inc. (a)	82,335	4,689,802
Total		14,645,481
Health Care Providers & Services 5.4%
AmerisourceBergen Corp.	277,958	11,001,578
Brookdale Senior Living, Inc. (a)(b)	408,392	6,579,195
CIGNA Corp.	216,796	10,133,045
Express Scripts, Inc. (a)(b)	196,684	9,232,347
Laboratory Corp. of America Holdings (a)	65,118	5,439,307
Total		42,385,472

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.9%
Cerner Corp. (a)(b)	108,794	$7,176,052
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. (a)	152,251	5,613,494
ICON PLC, ADR (a)(b)(c)	277,967	5,923,477
Illumina, Inc. (a)(b)	73,166	3,811,949
Total		15,348,920
Pharmaceuticals 2.2%
Hospira, Inc. (a)	117,342	5,421,200
Watson Pharmaceuticals, Inc. (a)	175,430	11,774,862
Total		17,196,062
TOTAL HEALTH CARE		109,175,227
INDUSTRIALS 13.2%
Aerospace & Defense 0.7%
BE Aerospace, Inc. (a)	156,041	5,434,908
Air Freight & Logistics 2.0%
Atlas Air Worldwide Holdings, Inc. (a)	115,882	5,687,489
CH Robinson Worldwide, Inc. (b)	85,334	6,016,047
Expeditors International of Washington, Inc. (b)	85,037	3,869,183
Total		15,572,719
Airlines 0.6%
United Continental Holdings, Inc. (a)(b)	258,019	4,796,573
Commercial Services & Supplies 0.9%
Stericycle, Inc. (a)(b)	79,494	6,972,419
Electrical Equipment 2.7%
AMETEK, Inc.	181,045	7,075,239
Regal-Beloit Corp. (b)	84,627	4,975,221
Rockwell Automation, Inc.	77,380	4,962,379
Sensata Technologies Holding NV (a)(b)(c)	147,873	4,797,000
Total		21,809,839
Machinery 4.5%
AGCO Corp. (a)	91,156	3,905,123
Chart Industries, Inc. (a)(b)	109,468	5,176,742
Cummins, Inc.	139,648	12,976,092
Joy Global, Inc.	97,679	8,151,313

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (cont.)
Pall Corp.	115,655	$5,913,440
Total		36,122,710
Marine —%
Diana Containerships, Inc. (c)	1	5

Professional Services 0.8%
IHS, Inc., Class A (a)	78,640	6,101,678

Road & Rail 1.0%
Kansas City Southern (a)	142,738	7,730,690
TOTAL INDUSTRIALS		104,541,541
INFORMATION TECHNOLOGY 16.7%
Communications Equipment 1.1%
JDS Uniphase Corp. (a)	308,582	4,002,308
Polycom, Inc. (a)	191,076	4,547,609
Total		8,549,917
Internet Software & Services 1.1%
WebMD Health Corp. (a)	182,663	6,455,310
Yandex NV, Class A (a)(c)	60,750	1,881,428
Total		8,336,738
IT Services 4.1%
Alliance Data Systems Corp. (a)(b)	103,476	9,665,693
Cognizant Technology Solutions Corp., Class A (a)	57,831	3,669,377
Teradata Corp. (a)(b)	184,771	9,674,610
VeriFone Systems, Inc. (a)	141,507	4,983,877
Western Union Co. (The)	288,566	4,767,110
Total		32,760,667
Semiconductors & Semiconductor Equipment 4.4%
Altera Corp. (b)	148,738	5,412,576
ARM Holdings PLC, ADR (c)	152,936	4,217,975
Atmel Corp. (a)(b)	371,228	3,381,887
Avago Technologies Ltd. (c)	230,514	7,632,318
Linear Technology Corp. (b)	211,965	6,068,558
Microchip Technology, Inc. (b)	137,361	4,508,188
Novellus Systems, Inc. (a)(b)	126,132	3,527,912
Total		34,749,414
Software 6.0%
BMC Software, Inc. (a)	119,963	4,871,697
Citrix Systems, Inc. (a)	106,048	6,408,481

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (cont.)
Electronic Arts, Inc. (a)	610,345	$13,781,590
Fortinet, Inc. (a)	205,443	3,930,125
Red Hat, Inc. (a)	141,667	5,601,513
Solera Holdings, Inc.	72,939	4,277,872
SuccessFactors, Inc. (a)(b)	151,369	3,535,980
TIBCO Software, Inc. (a)	223,345	4,998,461
Total		47,405,719
TOTAL INFORMATION TECHNOLOGY		131,802,455
MATERIALS 7.4%
Chemicals 3.2%
Cabot Corp.	142,563	4,908,444
Celanese Corp., Class A	150,459	7,073,078
CF Industries Holdings, Inc.	51,529	9,420,532
Solutia, Inc. (a)(b)	235,206	4,087,880
Total		25,489,934
Containers & Packaging 0.9%
Crown Holdings, Inc. (a)	192,952	6,844,007

Metals & Mining 3.3%
Agnico-Eagle Mines Ltd. (c)	138,379	9,559,221
Cliffs Natural Resources, Inc.	103,473	8,572,738
Steel Dynamics, Inc.	271,083	3,450,887
Walter Energy, Inc.	60,319	4,930,475
Total		26,513,321
TOTAL MATERIALS		58,847,262
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Crown Castle International Corp. (a)	128,021	5,559,952
TOTAL TELECOMMUNICATION SERVICES		5,559,952
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp. (b)	74,697	5,651,575
TOTAL UTILITIES		5,651,575
Total Common Stocks (Cost: $769,895,500)		$770,944,190

		Shares	Value

Money Market Fund 3.1%
Columbia Short-Term Cash Fund, 0.139% (d)(e)		24,187,989	$24,187,989
Total Money Market Fund (Cost: $24,187,989)			$24,187,989

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.7%
Asset-Backed Commercial Paper 1.1%
Barton Capital Corporation
09/01/11	0.220%	$4,999,970	$4,999,970
Starbird Funding Corp.
09/01/11	0.250%	3,999,972	3,999,972
Total			8,999,942
Certificates of Deposit 16.7%
ABM AMRO Bank N.V.
09/12/11	0.310%	4,998,623	4,998,623
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Bank of Nova Scotia
11/28/11	0.300%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
09/26/11	0.255%	2,999,320	2,999,320
Barclays Bank PLC
09/15/11	0.310%	5,000,000	5,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.268%	8,000,000	8,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
09/12/11	0.320%	2,000,000	2,000,000
La Banque Postale
09/20/11	0.380%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	$7,000,000	$7,000,000
National Australia Bank
11/18/11	0.238%	8,999,882	8,999,882
National Bank of Canada
10/07/11	0.255%	10,000,000	10,000,000
11/18/11	0.252%	3,000,000	3,000,000
Natixis
10/07/11	0.496%	10,000,000	10,000,000
Pohjola Bank PLC
09/28/11	0.300%	4,000,000	4,000,000
Rabobank
01/20/12	0.253%	5,000,000	5,000,000
Societe Generale
09/23/11	0.592%	8,000,000	8,000,000
State Street Bank and Trust
09/23/11	0.150%	5,000,000	5,000,000
Union Bank of Switzerland
11/14/11	0.242%	8,000,000	8,000,000
United Overseas Bank Ltd.
09/26/11	0.260%	5,000,000	5,000,000
Total			131,997,825
Commercial Paper 0.6%
Macquarie Bank Ltd.
11/10/11	0.461%	4,988,308	4,988,308

Repurchase Agreements 3.3%
UBS Securities LLC dated 08/31/11, matures 09/01/11, repurchase price $25,762,274 (f)
	0.080%	25,762,217	25,762,217
Total			25,762,217
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $171,748,292)			$171,748,292
Total Investments
(Cost: $965,831,781) (g)			$966,880,471(h	)
Other Assets & Liabilities, Net			(175,660,265)
Net Assets			$791,220,206

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At August 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $61,762,045 or 7.81% of net assets.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(e)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$61,887,651	$306,976,149	$(344,675,811)	$—	$24,187,989	$58,020	$24,187,989

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

UBS Securities LLC (0.080%)

Security Description	Value

Fannie Mae Pool	$18,630,499
Freddie Mac Gold Pool	7,399,066
Freddie Mac Non Gold Pool	247,896
Total Market Value of Collateral Securities	$26,277,461

(g)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $965,832,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,758,000
Unrealized Depreciation	(34,710,000)
Net Unrealized Appreciation	$1,048,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$173,013,492	$—	$—	$173,013,492
Consumer Staples	40,001,547	—	—	40,001,547
Energy	87,941,401	—	—	87,941,401
Financials	54,409,738	—	—	54,409,738
Health Care	109,175,227	—	—	109,175,227
Industrials	104,541,541	—	—	104,541,541
Information Technology	131,802,455	—	—	131,802,455
Materials	58,847,262	—	—	58,847,262
Telecommunication Services	5,559,952	—	—	5,559,952
Utilities	5,651,575	—	—	5,651,575
Total Equity Securities	770,944,190	—	—	770,944,190

Other
Affiliated Money Market Fund(c)	24,187,989	—	—	24,187,989
Investments of Cash Collateral Received for Securities on Loan	—	171,748,292	—	171,748,292
Total Other	24,187,989	171,748,292	—	195,936,281
Total	$795,132,179	$171,748,292	$—	$966,880,471

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 24, 2011

By
/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	October 24, 2011